CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Current portion of notes payable, discount	$ 212,529	$ 947,994	$ 103,859
Long-term portion of notes payable, discount		$ 0	$ 659,496
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, shares issued	0	0	0
Common stock, par value per share	$ 0.05	$ 0.05	$ 0.05
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, shares issued	110,233,225	107,473,820	75,975,656